Other Financial and Non Financial Liabilities - Summary of Breakdown of Other Financial and Non Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	$ 15,318,513	$ 15,593,151	$ 11,684,864
Other non financial liabilities	5,875,117	5,279,810	5,830,128
Amounts payable for spot and forward purchases pending settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	1,686,392	2,889,961	394,888
Credit Cards Settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	9,989,032	9,175,548	7,857,222
Collections and other transactions on account and behalf others [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	740,331	922,405	949,080
Other [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	2,902,758	2,605,237	2,483,674
Other non financial liabilities	434,816	508,335	74,774
Salaries and payroll taxes payable [member]
Disclosure of other financial and non financial liabilities [line items]
Other non financial liabilities	1,842,754	2,050,439	1,737,357
Taxes payable [member]
Disclosure of other financial and non financial liabilities [line items]
Other non financial liabilities	1,372,317	138,328	1,228,037
Withholdings [member]
Disclosure of other financial and non financial liabilities [line items]
Other non financial liabilities	1,197,945	1,529,654	1,749,444
Fees payable [member]
Disclosure of other financial and non financial liabilities [line items]
Other non financial liabilities	154,072	107,988	176,922
Miscellaneous payables [member]
Disclosure of other financial and non financial liabilities [line items]
Other non financial liabilities	617,882	695,455	662,827
Retirement pension payment orders pending settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other non financial liabilities	$ 255,331	$ 249,611	$ 200,767